Stock Based Compensation Plans:	3 Months Ended
Mar. 31, 2019
Stock Based Compensation Plans: [Abstract]
Stock Based Compensation Plans:

Note 9.      Stock Based Compensation Plans:

Equity Incentive Plans

The Company's equity incentive plan provides for the grant of stock options to purchase up to a maximum of 8,750,000 of the Class A common shares. As of March 31, 2019, there were 2,122,000 options available for grant. Grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee of the Board established pursuant to the equity incentive plan.

Stock option transactions for the three months ended March 31, 2019 and 2018 are as follows:

	2019		2018
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	4,554,565	$ 3.11	5,091,565	$ 3.13
Options expired	-	-	(237,000)	3.70
Options outstanding - end of period	4,554,565	$ 3.11	4,854,565	$ 3.10

Options exercisable - end of period	4,554,565	$ 3.11	4,279,568	$ 3.10

The following table relates to stock options at March 31, 2019:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	444,922	$1.92	$ 335,916	2.19	444,922	$1.92	$ 335,916	2.19
$2.69	125,000	$2.69	-	8.08	125,000	$2.69	-	8.08
$3.15	3,494,643	$3.15	-	7.88	3,494,643	$3.15	-	7.88
$3.91	180,000	$3.91	-	6.25	180,000	$3.91	-	6.25
$4.02	310,000	$4.02	-	5.32	310,000	$4.02	-	5.32
$1.92 - $4.02	4,554,565	$3.11	$ 335,916	7.09	4,554,565	$3.11	$ 335,916	7.09

No options were granted during the three month periods ended March 31, 2019 and 2018. The Company recorded non-cash compensation expense during the three months ended March 31, 2019 and 2018 of approximately $31,000 and $146,000, respectively for stock options granted in prior periods.

Change of Control Agreements

The Company maintains change of control agreements with certain officers and employees. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of the Company of 25 percent of the voting power of the outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of March 31, 2019, in the event of a change of control, the amount payable under these agreements was approximately $9.2 million. None of this amount has currently been recognized as a change of control is not considered probable at this time.